Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Credit facilities (including current liabilities associated with the vessel held for sale)	$ 1,164,836	$ 1,096,178
Financial liabilities	770,464	731,206
Finance lease liabilities	317,447	325,784
Total borrowings	2,252,747	2,153,168
Less: Current portion of long-term borrowings, net (including current liabilities associated with the vessel held for sale)	(269,696)	(266,222)
Less: Deferred finance costs, net	(25,756)	(24,231)
Long-term borrowings, net	$ 1,957,295	$ 1,862,715